Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Party Transactions
37.	Related Party Transactions

(a) Significant transactions between the controlling company and related parties for the years ended December 31, 2015, 2016 and 2017 were as follows:

1) For the year ended December 31, 2015

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	4,441	145	19	427,760	2,250	37,488
POSCO Processing & Service		1,074,826	24	437,626	—	—	2,281
POSCO COATED & COLOR STEEL Co., Ltd.		380,626	—	—	—	9,359	104
POSCO ICT (*3)		1,259	7	—	210,877	29,612	182,745
eNtoB Corporation		—	—	261,989	6,501	130	22,017
POSCO CHEMTECH		436,594	30,343	519,956	9,515	297,183	1,773
POSCO ENERGY CO., LTD.		188,458	1,359	—	—	—	6
POSCO TMC Co., Ltd.		263,242	—	—	—	1,497	1,560
POSCO AST		362,658	15	4,115	—	39,175	1,611
POSHIMETAL Co., Ltd.		10,777	151	145,165	—	—	46
POSCO DAEWOO Corporation		3,505,187	34,334	46,675	—	—	480
SeAH Changwon Integrated Special Steel (*4)		2,811	176,904	8,239	—	515	75
POSCO PLANTEC Co., Ltd. (*4)		4,280	33	2,544	125,192	15,135	13,649
POSCO Thainox Public Company Limited		268,576	10	5,147	—	—	34
POSCO America Corporation		624,549	6	—	—	—	725
POSCO Canada Ltd.		—	—	111,243	—	—	—
POSCO Asia Co., Ltd.		1,822,932	960	269,086	—	513	2,273
Qingdao Pohang Stainless Steel Co., Ltd.		118,845	—	—	—	—	220
POSCO JAPAN Co., Ltd.		1,051,910	9,383	25,957	2,278	201	2,754
POSCO MEXICO S.A. DE C.V.		270,184	80	—	—	—	11
PT. KRAKATAU POSCO		—	—	118,888	—	—	—
POSCO Maharashtra Steel Private Limited		421,244	752	—	—	—	31
Others (*5)		867,334	14,474	223,393	113,769	212,539	129,506

		11,680,733	268,980	2,180,042	895,892	608,109	399,389

Associates and joint ventures
SeAH Changwon Integrated Special Steel (*4)		6,042	—	3,802	—	419	—
POSCO PLANTEC Co., Ltd. (*4)		147	14	1,017	82,338	3,513	4,676
SNNC		4,673	594	422,420	—	—	—
POSCO-SAMSUNG-Slovakia Processing center		26,379	—	—	—	—	—
Others (*6,7)		28,841	40,600	51,855	—	—	—

		66,082	41,208	479,094	82,338	3,932	4,676

	￦	11,746,815	310,188	2,659,136	978,230	612,041	404,065

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

(*4)	During the year ended December 31, 2015, it was reclassified from a subsidiary to an associate.

(*5)	During the year ended December 31, 2015, the Company borrowed USD 17.42 million from POSCO-Uruguay S.A., a subsidiary of the Company, and the entire amount was repaid as of December 31, 2015.

(*6)	During the year ended December 31, 2015, the Company lent USD 60 million to CSP-Compania Siderurgica do Pecem, an associate of the Company, and the entire amount of loan was collected as of December 31, 2015.

(*7)	The Company has collected loans of USD 3.85 million from LLP POSUK Titanium, an associate of the Company for the year ended December 31, 2015

2) For the year ended December 31, 2016

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	29,511	16,661	8	183,768	—	24,511
POSCO Processing & Service		1,212,220	5,778	549,803	2,896	22,704	2,445
POSCO COATED & COLOR STEEL Co., Ltd.		326,078	2,560	—	—	12,232	126
POSCO ICT (*3)		1,224	727	—	219,301	32,456	171,107
eNtoB Corporation		—	5	278,016	9,836	212	19,436
POSCO CHEMTECH		319,164	33,784	502,448	14,847	290,427	5,139
POSCO ENERGY CO., LTD.		187,311	1,382	—	—	—	7
POSCO TMC Co., Ltd. (*4)		219,489	—	2	—	863	1,177
POSCO AST (*4)		152,098	1	—	—	19,695	922
POSCO DAEWOO Corporation		3,227,716	34,341	92,203	—	343	—
POSCO Thainox Public Company Limited		237,471	2,915	9,593	—	19	548
POSCO America Corporation		469,543	—	284	—	—	1,103
POSCO Canada Ltd.		275	—	148,528	—	—	—
POSCO Asia Co., Ltd.		1,758,080	1,373	403,174	247	939	3,602
Qingdao Pohang Stainless Steel Co., Ltd.		135,405	—	—	—	—	525
POSCO JAPAN Co., Ltd.		1,112,489	128	23,217	3,744	345	3,841
POSCO-VIETNAM Co., Ltd.		226,063	445	—	—	—	—
POSCO MEXICO S.A. DE C.V.		274,210	462	—	—	—	—
POSCO Maharashtra Steel Private Limited		355,829	2,613	—	—	—	93
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		149,911	—	—	—	—	—
Others		766,263	22,717	207,601	62,202	212,344	145,562

		11,160,350	125,892	2,214,877	496,841	592,579	380,144

Associates and joint ventures
SeAH Changwon Integrated Special Steel		28	—	1,095	—	627	—
POSCO PLANTEC Co., Ltd.		2,245	48	3,533	244,898	16,812	8,146
SNNC		6,004	1,042	487,395	—	—	2
POSCO-SAMSUNG-Slovakia Processing center		44,686	—	—	—	—	—
KOBRASCO		—	29,297	—	—	—	—
Others		26,625	13,122	175,246	—	—	—

		79,588	43,509	667,269	244,898	17,439	8,148

	￦	11,239,938	169,401	2,882,146	741,739	610,018	388,292

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

(*4)	During the year ended December 31, 2016, it was merged into POSCO Processing & Service.

3) For the year ended December 31, 2017

	Sales and others (*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
	(in millions of Won)
Subsidiaries (*3)
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	3,328	71	—	151,639	32	18,352
POSCO Processing & Service		298,781	1	113,628	4,595	8,309	404
POSCO COATED & COLOR STEEL Co., Ltd.		417,369	3,533	—	—	8,483	106
POSCO ICT (*4)		1,697	5,097	—	315,748	29,773	183,226
eNtoB Corporation		1	30	330,921	8,215	139	26,023
POSCO CHEMTECH		359,862	33,076	479,896	23,043	296,296	6,860
POSCO ENERGY CO., LTD.		179,966	1,456	—	—	—	2
POSCO DAEWOO Corporation		5,214,127	35,182	550,258	221	44,108	1,948
POSCO Thainox Public Company Limited		218,005	9,780	10,168	—	—	—
POSCO America Corporation		345,225	—	90	—	—	1,776
POSCO Canada Ltd.		439	690	278,915	—	—	—
POSCO Asia Co., Ltd.		1,949,354	1,454	365,025	337	1,625	4,982
Qingdao Pohang Stainless Steel Co., Ltd.		161,803	—	—	—	—	176
POSCO JAPAN Co., Ltd.		1,436,159	20	26,256	621	—	44,829
POSCO-VIETNAM Co., Ltd.		212,883	—	—	—	—	7
POSCO MEXICO S.A. DE C.V.		276,387	—	—	—	—	1,749
POSCO Maharashtra Steel Private Limited		467,206	—	—	—	—	65
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		192,467	—	—	—	—	—
Others		932,048	10,073	262,828	25,270	240,687	118,665

		12,667,107	100,463	2,417,985	529,689	629,452	409,170

Associates and joint ventures (*3)
POSCO PLANTEC Co., Ltd.		2,947	112	5,487	300,041	20,718	19,763
SNNC		6,734	712	554,151	—	—	4
POSCO-SAMSUNG-Slovakia Processing Center		52,779	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	697,096	—	—	—
CSP — Compania Siderurgica do Pecem		7,384	—	159,501	—	—	—
Others		14,943	52,583	79,103	—	—	3

		84,787	53,407	1,495,338	300,041	20,718	19,770

	￦	12,751,894	153,870	3,913,323	829,730	650,170	428,940

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.

(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	As of December 31, 2017, the Company provided guarantees to related parties (Note 38).

(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

(b) The related account balances of significant transactions between the controlling company and related companies as of December 31, 2016 and 2017 are as follows:

1) December 31, 2016

	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	3	3,359	3,362	—	9,825	515	10,340
POSCO Processing & Service		207,744	178	207,922	1,085	5,367	5,184	11,636
POSCO COATED & COLOR STEEL Co., Ltd.		48,716	324	49,040	—	5	1,600	1,605
POSCO ICT		—	128	128	1,062	89,382	6,074	96,518
eNtoB Corporation		—	—	—	9,948	29,310	15	39,273
POSCO CHEMTECH		27,253	3,868	31,121	54,702	11,870	19,282	85,854
POSCO ENERGY CO., LTD.		18,701	2,012	20,713	—	—	1,425	1,425
POSCO DAEWOO Corporation		182,700	11,184	193,884	460	183	49	692
POSCO Thainox Public Company Limited		62,034	8	62,042	—	224	—	224
POSCO America Corporation		10,008	—	10,008	—	—	—	—
POSCO Asia Co., Ltd.		375,823	458	376,281	25,101	—	—	25,101
Qingdao Pohang Stainless Steel Co., Ltd.		25,386	—	25,386	—	5	—	5
POSCO MEXICO S.A. DE C.V.		114,166	1,024	115,190	—	—	—	—
POSCO Maharashtra Steel Private Limited		208,737	9,923	218,660	—	—	—	—
Others		333,031	64,526	397,557	17,374	46,455	26,974	90,803

		1,614,302	96,992	1,711,294	109,732	192,626	61,118	363,476

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		30	9	39	2,125	39,647	—	41,772
SNNC		223	26	249	40,201	—	—	40,201
Others		800	1	801	991	17,685	—	18,676

		1,053	36	1,089	43,317	57,332	—	100,649

	￦	1,615,355	97,028	1,712,383	153,049	249,958	61,118	464,125

2) December 31, 2017

	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
	(in millions of Won)
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	2	2,908	2,910	—	21,965	674	22,639
POSCO COATED & COLOR STEEL Co., Ltd.		58,184	324	58,508	—	5	504	509
POSCO ICT		55	217	272	1,458	72,586	27,009	101,053
eNtoB Corporation		—	—	—	12,252	31,899	20	44,171
POSCO CHEMTECH		61,810	3,589	65,399	51,774	20,313	17,568	89,655
POSCO ENERGY CO., LTD.		33,239	1,673	34,912	—	—	1,425	1,425
POSCO DAEWOO Corporation		483,915	12,739	496,654	10,213	2,145	5,794	18,152
POSCO Thainox Public Company Limited		57,826	—	57,826	1,204	—	—	1,204
POSCO America Corporation		5,365	—	5,365	—	—	—	—
POSCO Asia Co., Ltd.		404,857	541	405,398	9,811	24	—	9,835
Qingdao Pohang Stainless Steel Co., Ltd.		31,693	—	31,693	—	—	—	—
POSCO MEXICO S.A. DE C.V.		55,695	530	56,225	—	—	—	—
POSCO Maharashtra Steel Private Limited		392,630	5,733	398,363	—	—	—	—
Others		384,385	49,403	433,788	15,038	59,575	31,118	105,731

		1,969,656	77,657	2,047,313	101,750	208,512	84,112	394,374

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		1,946	9	1,955	3,842	15,723	—	19,565
SNNC		648	61	709	49,506	3	—	49,509
Others		8,350	904	9,254	824	—	—	824

		10,944	974	11,918	54,172	15,726	—	69,898

	￦	1,980,600	78,631	2,059,231	155,922	224,238	84,112	464,272

(c) Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2015, 2016 and 2017 were as follows:

1) December 31, 2015

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
SeAH Changwon integrated Special Steel	￦	32,802	—	49,862	1,977
POSCO PLANTEC Co., Ltd.		10,543	—	5,953	6,386
New Songdo International City Development, LLC		420,094	—	—	667
SNNC		32,160	44	6,518	53,260
Posco e&c Songdo International Building		6,278	—	—	25,197
VSC POSCO Steel Corporation		37,416	—	2,395	3
USS-POSCO Industries		353,626	—	1,109	—
CSP — Compania Siderurgica do Pecem		845,979	—	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		68,300	111	70,236	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		3	—	23,320	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		9,668	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,310	—	4	—
Zhangjiagang Pohang Refractories Co., Ltd.		970	1,248	17,484	2,023
Sebang Steel		—	—	29,007	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		214,521	—	3,960	3,190
DMSA/AMSA		800	9,322	241,074	—
South-East Asia Gas Pipeline Company Ltd.		—	47,556	—	—
Others		415,217	17,793	18,518	2,683

	￦	2,478,687	76,074	469,440	95,386

2) December 31, 2016

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
SeAH Changwon integrated Special Steel	￦	16,294	—	22,029	—
POSCO PLANTEC Co., Ltd.		21,659	5	3,335	5,912
New Songdo International City Development, LLC		226,042	—	—	14
SNNC		29,330	—	21,479	9,494
Posco e&c Songdo International Building		4,245	—	—	16,219
Chun-cheon Energy Co., Ltd		288,307	—	—	—
Noeul Green Energy		107,268	—	—	—
Incheon-Gimpo Expressway Co., Ltd.		102,183	—	—	—
VSC POSCO Steel Corporation		43,650	47	479	—
USS-POSCO Industries		287,072	—	1,195	—
CSP — Compania Siderurgica do Pecem		157,814	—	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		61,844	—	57,179	—
LLP POSUK Titanium		—	—	14,575	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	24,365	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		15,759	—	—	—
PT. Batutua Tembaga Raya		—	—	13,079	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		31,711	—	65	—
Zhangjiagang Pohang Refractories Co., Ltd.		250	14	364	2,472
Sebang Steel		—	—	26,276	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		157,886	—	3,535	—
DMSA/AMSA		—	—	72,582	—
South-East Asia Gas Pipeline Company Ltd.		—	87,973	—	—
Others		195,139	11,184	16,664	1,801

	￦	1,746,453	99,223	277,201	35,912

3) December 31, 2017

	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,513	—	98	8,113
New Songdo International City Development, LLC		223,567	13,207	—	49
SNNC		26,288	—	3,578	17,985
Chun-cheon Energy Co., Ltd		42,147	—	—	—
Noeul Green Energy		11,863	—	—	2,178
VSC POSCO Steel Corporation		19,404	—	188	—
USS-POSCO Industries		26,899	107	2,222	—
CSP — Compania Siderurgica do Pecem		241,299	—	101,018	21,154
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		38,484	—	47,241	—
LLP POSUK Titanium		—	—	3,972	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		4	—	20,145	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		20,004	—	—	—
PT. Batutua Tembaga Raya		—	—	21,024	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		34,088	—	192	—
Zhangjiagang Pohang Refractories Co., Ltd.		—	—	87	1,632
Sebang Steel		441	—	23,778	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		43,764	—	—	—
DMSA/AMSA		—	99	47,092	—
South-East Asia Gas Pipeline Company Ltd.		—	62,423	—	—
Others		272,107	43,126	19,520	19,483

	￦	1,019,872	118,962	290,155	70,594

(d) The related account balances of significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2016 and December 31, 2017 are as follows:

1) December 31, 2016

	Receivables (*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	4,709	—	6	4,715	2,718	8,521	11,239
New Songdo International City Development, LLC		255,822	—	5,725	261,547	—	—	—
Chun-cheon Energy Co., Ltd		12,142	—	—	12,142	—	3,171	3,171
VSC POSCO Steel Corporation		5,265	—	—	5,265	—	—	—
USS-POSCO Industries		583	—	—	583	75	—	75
Nickel Mining Company SAS		133	60,425	116	60,674	—	—	—
AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD.		62,814	60,425	1,643	124,882	—	875	875
CSP — Compania Siderurgica do Pecem		224,760	—	149,700	374,460	—	109,272	109,272
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		3,279	6,647	6	9,932	1,365	—	1,365
PT. Batutua Tembaga Raya		—	38,120	—	38,120	2,293	—	2,293
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		9,292	8,460	43	17,795	40	—	40
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO.,LTD.		100,367	—	—	100,367	—	—	—
DMSA/AMSA		—	90,638	—	90,638	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	276,605	48	276,653	—	—	—
Others		184,402	142,812	6,593	333,807	4,615	750	5,365

	￦	863,568	684,132	163,880	1,711,580	11,106	122,589	133,695

(*1)	As of December 31, 2016, the Company recognizes bad debt allowance for receivables amounting to ￦48,891 million.

2) December 31, 2017

	Receivables (*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
	(in millions of Won)
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	2,287	—	5	2,292	3,442	5,595	9,037
New Songdo International City Development, LLC		484,038	282,775	1,696	768,509	—	7,146	7,146
Chun-cheon Energy Co., Ltd		—	—	21	21	—	9,617	9,617
VSC POSCO Steel Corporation		16	—	—	16	17	—	17
USS-POSCO Industries		—	—	4	4	—	—	—
Nickel Mining Company SAS		—	59,668	118	59,786	—	—	—
CSP — Compania Siderurgica do Pecem		380,180	—	13,443	393,623	—	29,700	29,700
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		2,108	5,357	6	7,471	2,449	—	2,449
PT. Batutua Tembaga Raya		24	29,048	—	29,072	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		8,067	5,357	32	13,456	107	—	107
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO.,LTD.		715	—	—	715	—	526	526
DMSA/AMSA		—	69,713	4,443	74,156	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	229,880	—	229,880	—	—	—
Others		134,397	134,506	6,885	275,788	1,856	2,005	3,861

	￦	1,011,832	816,304	26,653	1,854,789	7,871	54,589	62,460

(*1)	As of December 31, 2017, the Company recognizes bad debt allowance for receivables amounting to ￦4,217 million.

(e) Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2016 and 2017 were as follows:

1) December 31, 2016

	Beginning		Lend	Collect	Others (*3)	Ending
	(in millions of Won)
Associates and joint ventures
METAPOLIS Co.,Ltd.	￦	26,000	—	(12,730)	—	13,270
Posco e&c Songdo International Building (*1)		—	298,865	—	(298,865)	—
DMSA/AMSA (*2)		99,854	11,774	—	(20,990)	90,638
South-East Asia Gas Pipeline Company Ltd.		283,954	27,087	(43,080)	8,644	276,605
PT. Batutua Tembaga Raya		36,830	—	—	1,290	38,120
PT. Tanggamus Electric Power		2,359	1,174	—	73	3,606
PT. Wampu Electric Power		4,454	1,169	—	138	5,761
PT. POSMI Steel Indonesia		4,688	—	—	146	4,834
Nickel Mining Company SAS		17,580	40,594	—	2,251	60,425
POSK(Pinghu) Steel Processing Center Co., Ltd.		5,743	5,683	(11,366)	(60)	—
AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD.		58,600	—	—	1,825	60,425
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		10,782	—	(4,471)	336	6,647
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		—	6,959	—	292	7,251
Hamparan Mulya		3,516	—	—	110	3,626
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		5,274	—	—	164	5,438
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		11,720	—	(3,480)	220	8,460
POS-SeAH Steel Wire (Thailand) Co., Ltd.		—	6,959	—	292	7,251
AMCI (WA) PTY LTD		85,168	4,665	—	1,942	91,775

	￦	656,522	404,929	(75,127)	(302,192)	684,132

(*1)	During the year ended December 31, 2016, it was classified as a subsidiary from an associate.

(*2)	During the year ended December 31, 2016, loans amounting to ￦24,624 million have been converted to shares of DMSA/AMSA, and its amount is included in others.

(*3)	Includes adjustments of foreign currency translation differences and others.

2) December 31, 2017

	Beginning		Lend	Collect	Others (*4)	Ending
		(in millions of Won)
Associates and joint ventures
METAPOLIS Co.,Ltd. (*1)	￦	13,270	—	—	(13,270)	—
New Songdo International City Development, LLC		—	484,644	(201,869)	—	282,775
GALE International Korea, LLC		—	2,000	—	—	2,000
DMSA/AMSA (*2)		90,638	2,956	—	(23,881)	69,713
South-East Asia Gas Pipeline Company Ltd.		276,605	28,967	(46,252)	(29,440)	229,880
PT. Batutua Tembaga Raya		38,120	—	—	(9,072)	29,048
PT. Tanggamus Electric Power		3,606	—	—	(409)	3,197
PT. Wampu Electric Power		5,761	—	—	(654)	5,107
PT. POSMI Steel Indonesia		4,834	—	—	(548)	4,286
Nickel Mining Company SAS		60,425	—	—	(757)	59,668
AN KHANH NEW CITY DEVELOPMENT J.V CO., LTD. (*1)		60,425	—	—	(60,425)	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		6,647	—	(577)	(713)	5,357
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		7,251	—	—	(823)	6,428
Hamparan Mulya		3,626	—	(3,626)	—	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		5,438	—	(5,438)	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		8,460	—	(2,262)	(841)	5,357
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,251	—	(1,142)	319	6,428
AMCI (WA) PTY LTD		91,775	4,327	—	(4,041)	92,061
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD (*3)		—	—	—	5,357	5,357
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD (*3)		—	—	—	8,571	8,571
SAMHWAN VINA CO., LTD (*3)		—	—	—	1,071	1,071

	￦	684,132	522,894	(261,166)	(129,556)	816,304

(*1)	During the year ended December 31, 2017, it was excluded from associates.

(*2)	During the year ended December 31, 2017, loans amounting to ￦13,712 million have been converted to shares of DMSA/AMSA, and its amount is included in others.

(*3)	During the year ended December 31, 2017, it was newly classified to associates and joint ventures.

(*4)	Includes adjustments of foreign currency translation differences and others.

(f) For the years ended December 31, 2015, 2016 and 2017, details of compensation to key management officers were as follows:

	2015		2016	2017
	(in millions of Won)
Short-term benefits	￦	111,278	90,916	112,688
Long-term benefits		19,513	17,905	8,632
Retirement benefits		21,850	17,870	20,422

	￦	152,641	126,691	141,742

Key management officers include directors (including non-standing directors), executive officials and fellow officials who have significant influences and responsibilities in the Company’s business and operations.